Trade and other payables	12 Months Ended
Dec. 31, 2019
Trade and other payables
Trade and other payables

16      Trade and other payables

Trade and other payables comprise the following:

		As of
In thousands of EUR	Note	December 31, 2019	December 31, 2018
Trade payables		15,762	9,653
Invoices not yet received		19,292	18,155
Accrued employee benefit costs		7,943	6,488
Sundry accruals		13,441	12,996
Thereof to related parties	30	—	191
Trade and Other Payables		56,438	47,292

Sundry accruals relate principally to consultancy, legal, marketing, IT and logistics services.

Terms and conditions of the above financial liabilities:

●	Trade payables are non-interest bearing and are normally settled on 0-90 day terms
●	Other payables are non-interest bearing and have an average term of 1-2 months
●	For terms and conditions with related parties, refer to Note 29.

For explanations on the Group’s credit risk management processes, refer to Note 31.